Share Based Compensation - Additional Information (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨) ₨ / shares shares	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨) ₨ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($) shares	Nov. 30, 2018 $ / shares shares	Nov. 30, 2018 ₨ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Number of options available for grant	321,977					321,977
Aggregate intrinsic value of outstanding options	₨ 82,943		₨ 118,800			$ 1,199
Unrecognized compensation cost	₨ 209,599					$ 3,031
Unrecognized compensation cost, expected period of recognition	2 years 6 months	2 years 6 months
Intrinsic value of options exercised	₨ 33,845	$ 489	₨ 28,666
Options	1,493,237		1,058,237			1,493,237	692,507	692,507
Option exercise price | (per share)	₨ 726		₨ 690				$ 11.90	₨ 11.90
General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense	₨ 82,699	$ 1,196	₨ 25,060	$ 1,196	₨ 13,774
Vesting Period, Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting Period, Year Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Employee Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum options to be granted under stock option plan	2,023,744					2,023,744